Schedule of Investments
(unaudited)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(a)
.............. 762 $ 12,047
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
...................... 790 20,437
Metals & Mining — 0.2%
Constellium SE , Class A
(a)
.............. 1,837 29,870
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(a)
.............. 1,649 7,421
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 875 29,146
Total Common Stocks — 0 .5%
(Cost: $ 88,349 ) ................................. 98,921
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.4%
(b)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 17 17,680
Bombardier, Inc.
6.00% , 02/15/28 .................. 36 36,238
8.75% , 11/15/30 .................. 30 32,942
7.25% , 07/01/31 .................. 15 15,858
7.00% , 06/01/32 .................. 16 16,735
BWX Technologies, Inc.
4.13% , 06/30/28 .................. 10 9,646
4.13% , 04/15/29 .................. 8 7,687
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 40 43,394
9.75% , 11/15/30 .................. 32 35,680
TransDigm, Inc.
6.75% , 08/15/28 .................. 64 65,874
6.38% , 03/01/29 .................. 115 118,648
7.13% , 12/01/31 .................. 47 49,710
6.63% , 03/01/32 .................. 139 144,747
6.00% , 01/15/33 .................. 69 69,977
Triumph Group, Inc., 9.00%, 03/15/28 ..... 65 68,043
732,859
Air Freight & Logistics — 0.1%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 11 11,218
Automobile Components — 1.6%
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 118 118,384
6.75% , 05/15/28 .................. 53 54,630
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
11 11,257
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 9 8,277
5.63% , 04/30/33 .................. 2 1,765
Icahn Enterprises LP
5.25% , 05/15/27 .................. 63 60,369
9.75% , 01/15/29
(b)
................. 20 20,750
4.38% , 02/01/29 .................. 22 19,227
9.00% , 06/15/30
(b)
................. 12 12,099
Phinia, Inc., 6.63%, 10/15/32
(b)
.......... 7 7,058
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 20 18,559
332,375
Security
Par (000)
Par (000) Value
Banks — 0.8%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (c) (d)
EUR 100 $ 31,168
Citigroup, Inc.
(e)(f)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 15 16,026
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 45 46,842
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00% ................. 15 16,052
Wells Fargo & Co.
(e)(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.63% 29 31,582
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.85% 25 26,092
167,762
Broadline Retail — 0.2%
(b)
Match Group Holdings II LLC
4.13% , 08/01/30 .................. 15 14,052
3.63% , 10/01/31 .................. 26 23,283
NMG Holding Co., Inc., 8.50%, 10/01/28 .... 10 10,178
47,513
Building Products — 2.4%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 23 23,494
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 13 13,498
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 14 14,167
EMRLD Borrower LP
6.63% , 12/15/30 .................. 187 192,815
6.75% , 07/15/31 .................. 14 14,600
JELD-WEN, Inc., 7.00%, 09/01/32 ....... 24 24,252
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 .................. 21 20,506
9.75% , 07/15/28 .................. 10 10,215
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 .................. 42 42,155
8.88% , 11/15/31 .................. 50 53,935
Standard Building Solutions, Inc., 6.50%,
08/15/32 ...................... 21 21,745
Standard Industries, Inc.
4.75% , 01/15/28 .................. 2 1,959
4.38% , 07/15/30 .................. 16 15,144
3.38% , 01/15/31 .................. 20 17,817
Summit Materials LLC, 7.25%, 01/15/31 .... 28 29,660
Wilsonart LLC, 11.00%, 08/15/32 ........ 20 20,006
515,968
Capital Markets — 1.5%
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
20 20,791
Ares Capital Corp.
5.88% , 03/01/29 .................. 10 10,240
5.95% , 07/15/29 .................. 20 20,529
Ares Strategic Income Fund, 5.60%, 02/15/30
(b)
18 17,857
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 5 4,765
5.95% , 07/16/29
(b)
................. 8 8,146
6.25% , 01/25/31
(b)
................. 4 4,109
Blue Owl Capital Corp., 3.75%, 07/22/25 ... 5 4,941
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 9 9,450
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 21 22,124
6.60% , 09/15/29
(b)
................. 5 5,129
6.65% , 03/15/31 .................. 20 20,428

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... USD 5 $ 5,023
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 19 18,459
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... 15 15,143
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.13%
(e) (f)
49 49,212
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 16 15,494
8.00% , 06/15/27 .................. 13 13,772
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 15 15,537
Oaktree Strategic Credit Fund
(b)
8.40% , 11/14/28 .................. 10 10,817
6.50% , 07/23/29 .................. 10 10,156
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(e) (f)
.......... 17 17,612
319,734
Chemicals — 1.9%
Avient Corp., 6.25%, 11/01/31
(b)
......... 9 9,226
Chemours Co. (The)
5.38% , 05/15/27 .................. 13 12,726
5.75% , 11/15/28
(b)
................. 25 23,748
4.63% , 11/15/29
(b)
................. 9 8,060
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 83 79,123
HB Fuller Co., 4.25%, 10/15/28 ......... 10 9,590
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 17 17,187
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 9 8,451
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 22 18,384
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 11 10,699
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... 12 12,248
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
20 19,461
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 2 1,923
4.00% , 04/01/31 .................. 6 5,497
4.38% , 02/01/32 .................. 10 9,267
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 44 42,240
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 15 14,781
5.63% , 08/15/29 .................. 68 63,878
7.38% , 03/01/31 .................. 28 29,337
395,826
Commercial Services & Supplies — 4.2%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 2 1,910
4.88% , 07/15/32 .................. 16 15,283
Allied Universal Holdco LLC
(b)
4.63% , 06/01/28 .................. 200 187,680
7.88% , 02/15/31 .................. 103 105,213
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 14 13,163
4.75% , 10/15/29 .................. 8 7,672
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 10 10,028
5.75% , 07/15/29 .................. 22 21,781
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 37 36,881
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 10 10,360
6.75% , 06/15/32 .................. 15 15,646
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
..... 5 5,122
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. USD 19 $ 18,655
9.50% , 11/01/27 .................. 8 8,011
7.75% , 02/15/28 .................. 51 52,882
6.00% , 06/01/29 .................. 8 7,677
8.25% , 08/01/32 .................. 23 23,541
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 38 36,495
4.38% , 08/15/29 .................. 33 31,631
6.75% , 01/15/31 .................. 29 30,416
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 37 36,022
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 46 46,012
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. 12 11,296
5.00% , 09/01/30 .................. 9 8,441
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 16 16,136
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 9 8,967
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 84 83,581
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 12 11,664
6.63% , 06/15/29 .................. 7 7,207
7.38% , 10/01/31 .................. 25 26,424
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 8 8,315
904,112
Communications Equipment — 0.1%
(b)
CommScope LLC, 4.75%, 09/01/29 ....... 18 15,120
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 7 6,352
21,472
Construction & Engineering — 0.9%
(b)
Arcosa, Inc.
4.38% , 04/15/29 .................. 40 38,342
6.88% , 08/15/32 .................. 4 4,186
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 127 135,998
Dycom Industries, Inc., 4.50%, 04/15/29 .... 7 6,757
Pike Corp., 8.63%, 01/31/31 ........... 6 6,416
191,699
Consumer Finance — 1.3%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 6 6,341
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 .................. 22 22,990
8.00% , 06/15/28 .................. 7 7,503
6.88% , 04/15/29 .................. 21 21,846
5.88% , 03/15/30 .................. 13 13,017
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 8 8,126
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 6 6,307
6.40% , 03/26/29 .................. 5 5,204
8.13% , 03/30/29 .................. 18 19,064
6.50% , 03/26/31 .................. 10 10,556
Navient Corp.
5.50% , 03/15/29 .................. 11 10,671
9.38% , 07/25/30 .................. 18 19,967
OneMain Finance Corp.
3.50% , 01/15/27 .................. 7 6,691
6.63% , 01/15/28 .................. 8 8,145
9.00% , 01/15/29 .................. 27 28,611
5.38% , 11/15/29 .................. 19 18,258
7.88% , 03/15/30 .................. 30 31,362
4.00% , 09/15/30 .................. 15 13,360
7.50% , 05/15/31 .................. 7 7,206

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.13% , 11/15/31 .................. USD 11 $ 11,132
276,357
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
(b)
5.88% , 02/15/28 .................. 6 6,027
6.50% , 02/15/28 .................. 5 5,091
3.50% , 03/15/29 .................. 21 19,581
4.88% , 02/15/30 .................. 8 7,871
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 5 5,199
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 .................. 16 15,215
6.13% , 09/15/32 .................. 31 31,678
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
5 4,769
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 27 26,323
4.63% , 06/01/30 .................. 3 2,899
7.25% , 01/15/32 .................. 15 15,875
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 6 5,988
146,516
Containers & Packaging — 2.3%
Ball Corp., 3.13%, 09/15/31 ........... 15 13,320
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 42 42,398
6.88% , 01/15/30 .................. 28 28,595
8.75% , 04/15/30 .................. 47 47,726
LABL, Inc.
(b)
6.75% , 07/15/26 .................. 4 3,997
5.88% , 11/01/28 .................. 12 11,238
9.50% , 11/01/28 .................. 30 30,998
8.63% , 10/01/31 .................. 22 21,832
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 236 243,830
9.25% , 04/15/27 .................. 10 10,253
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 8 8,219
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 13 12,561
5.00% , 04/15/29 .................. 3 2,955
6.50% , 07/15/32 .................. 12 12,374
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
7 7,771
498,067
Distributors — 0.4%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 29 29,094
Dealer Tire LLC, 8.00%, 02/01/28 ........ 8 7,964
Gates Corp., 6.88%, 07/01/29 .......... 18 18,645
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 5 4,710
6.50% , 07/15/32 .................. 24 24,636
85,049
Diversified Consumer Services — 0.8%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
26 26,482
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 11 10,570
Service Corp. International
3.38% , 08/15/30 .................. 2 1,813
4.00% , 05/15/31 .................. 28 25,909
5.75% , 10/15/32 .................. 55 55,360
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 52 54,782
174,916
Diversified REITs — 0.7%
(b)
Global Net Lease, Inc., 3.75%, 12/15/27 .... 7 6,525
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 22 21,205
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Uniti Group LP
Series MAY , 10.50% , 02/15/28 ......... USD 26 $ 27,753
10.50% , 02/15/28 ................. 94 100,336
155,819
Diversified Telecommunication Services — 4.3%
(b)
CCO Holdings LLC
5.38% , 06/01/29 .................. 25 24,092
6.38% , 09/01/29 .................. 68 68,081
4.75% , 03/01/30 .................. 13 11,958
4.50% , 08/15/30 .................. 5 4,532
4.25% , 02/01/31 .................. 21 18,516
7.38% , 03/01/31 .................. 87 89,077
4.25% , 01/15/34 .................. 29 23,788
Frontier Communications Holdings LLC
5.88% , 10/15/27 .................. 10 10,041
5.00% , 05/01/28 .................. 49 48,558
8.75% , 05/15/30 .................. 113 120,420
8.63% , 03/15/31 .................. 15 16,171
Level 3 Financing, Inc.
10.50% , 04/15/29 ................. 65 70,853
4.88% , 06/15/29 .................. 30 25,200
11.00% , 11/15/29 ................. 79 87,236
10.50% , 05/15/30 ................. 79 85,024
10.75% , 12/15/30 ................. 3 3,292
Lumen Technologies, Inc.
4.13% , 04/15/29 .................. 14 11,375
4.13% , 04/15/30 .................. 14 10,933
Windstream Escrow LLC
7.75% , 08/15/28 .................. 28 28,026
8.25% , 10/01/31 .................. 14 14,233
Zayo Group Holdings, Inc.
4.00% , 03/01/27 .................. 134 119,856
6.13% , 03/01/28 .................. 36 29,880
921,142
Electric Utilities — 1.0%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 19 19,268
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(f)
........... 17 17,651
FirstEnergy Corp., 4.00%, 05/01/26
(g)
...... 36 37,674
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(f)
..................... 15 16,186
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 8 8,887
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 18 17,413
PG&E Corp.
4.25% , 12/01/27
(b) (g)
................ 12 12,996
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(f)
.................... 10 10,489
Vistra Operations Co. LLC
(b)
5.00% , 07/31/27 .................. 2 1,990
7.75% , 10/15/31 .................. 32 34,451
6.88% , 04/15/32 .................. 29 30,506
207,511
Electrical Equipment — 0.3%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 74 71,521
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, 5.55%, 08/22/34 ........... 11 11,255
Coherent Corp., 5.00%, 12/15/29
(b)
....... 35 34,222
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 10 10,438

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. USD 28 $ 26,759
3.75% , 02/15/31 .................. 17 15,564
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 7 7,308
105,546
Energy Equipment & Services — 2.7%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 9 9,028
6.25% , 04/01/28 .................. 42 42,209
6.63% , 09/01/32 .................. 28 28,714
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
15 15,673
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 16 16,506
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 33 34,152
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 17 15,928
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 5 5,011
9.13% , 01/31/30 .................. 9 9,282
8.88% , 08/15/31 .................. 4 3,805
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 36 37,144
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 5 5,009
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 5 4,990
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 15 14,304
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 9 9,206
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 6 6,180
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 18 17,989
8.25% , 05/15/29 .................. 39 38,662
8.75% , 02/15/30 .................. 55 57,605
8.50% , 05/15/31 .................. 49 48,689
USA Compression Partners LP
6.88% , 09/01/27 .................. 21 21,177
7.13% , 03/15/29
(b)
................. 31 31,929
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 60 61,800
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 37 38,555
573,547
Entertainment — 0.3%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ..... 7 7,308
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 16 14,363
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 21 20,703
3.75% , 01/15/28 .................. 13 12,492
Playtika Holding Corp., 4.25%, 03/15/29 .... 5 4,589
59,455
Financial Services — 3.0%
Block, Inc.
2.75% , 06/01/26 .................. 7 6,786
3.50% , 06/01/31 .................. 8 7,295
6.50% , 05/15/32
(b)
................. 123 128,082
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(f)
........... 13 13,134
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 4 4,153
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
7 7,840
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 24 24,946
9.13% , 05/15/31 .................. 17 17,478
Global Payments, Inc., 1.50%, 03/01/31
(b) (g)
.. 34 32,470
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 9 9,213
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. USD 91 $ 90,558
6.00% , 01/15/27 .................. 2 2,000
6.50% , 08/01/29 .................. 30 30,505
5.13% , 12/15/30 .................. 11 10,552
5.75% , 11/15/31 .................. 12 11,755
7.13% , 02/01/32 .................. 42 43,863
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 16 17,614
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 18 19,194
7.13% , 11/15/30 .................. 17 17,602
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 47 45,124
3.88% , 03/01/31 .................. 15 13,811
4.00% , 10/15/33 .................. 5 4,466
Shift4 Payments LLC
(b)
4.63% , 11/01/26 .................. 22 21,773
6.75% , 08/15/32 .................. 62 64,731
644,945
Food Products — 1.4%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 6 6,276
Chobani LLC
4.63% , 11/15/28 .................. 70 68,170
7.63% , 07/01/29 .................. 89 93,461
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 22 22,210
Fiesta Purchaser, Inc.
7.88% , 03/01/31 .................. 8 8,487
9.63% , 09/15/32 .................. 8 8,281
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 .................. 24 22,511
4.38% , 01/31/32 .................. 15 13,914
Post Holdings, Inc.
4.50% , 09/15/31 .................. 4 3,737
6.25% , 02/15/32 .................. 17 17,505
6.38% , 03/01/33 .................. 15 15,245
6.25% , 10/15/34 .................. 12 12,075
Simmons Foods, Inc., 4.63%, 03/01/29 .... 13 12,334
304,206
Gas Utilities — 0.1%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(f)
................ 18 18,385
AmeriGas Partners LP, 9.38%, 06/01/28 .... 3 3,150
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 8 7,459
28,994
Ground Transportation — 0.5%
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
32 32,907
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 15 15,789
Uber Technologies, Inc.
(g)
0.00% , 12/15/25
(h)
................. 6 6,615
Series 2028 , 0.88% , 12/01/28
(b)
........ 31 38,812
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 8 8,338
102,461
Health Care Equipment & Supplies — 1.4%
(b)
Avantor Funding, Inc., 3.88%, 11/01/29 .... 23 21,762
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 84 88,830
Medline Borrower LP
3.88% , 04/01/29 .................. 27 25,563
6.25% , 04/01/29 .................. 40 41,213
5.25% , 10/01/29 .................. 92 90,269
Neogen Food Safety Corp., 8.63%, 07/20/30 . 13 14,389
Sotera Health Holdings LLC, 7.38%, 06/01/31 12 12,462

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc., 4.25%, 06/01/28 .......... USD 10 $ 9,685
304,173
Health Care Providers & Services — 3.4%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 30 29,338
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 41 40,347
6.00% , 01/15/29 .................. 35 33,978
5.25% , 05/15/30 .................. 46 42,334
4.75% , 02/15/31 .................. 28 24,613
10.88% , 01/15/32 ................. 46 50,691
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 23 24,185
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 11 11,364
Encompass Health Corp.
4.75% , 02/01/30 .................. 26 25,413
4.63% , 04/01/31 .................. 23 22,024
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
8 8,067
HCA, Inc., 5.45%, 09/15/34 ............ 5 5,145
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 42 40,590
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 17 18,717
11.00% , 10/15/30 ................. 40 45,136
10.00% , 06/01/32 ................. 17 18,689
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 .................. 18 17,499
3.88% , 11/15/30 .................. 7 6,502
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 15 14,252
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 91 97,696
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 55 57,407
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 73 76,093
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 16 16,572
726,652
Health Care REITs — 0.3%
MPT Operating Partnership LP
5.25% , 08/01/26 .................. 2 1,904
5.00% , 10/15/27 .................. 3 2,691
4.63% , 08/01/29 .................. 19 15,283
3.50% , 03/15/31 .................. 59 43,087
62,965
Hotel & Resort REITs — 1.3%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. 13 13,189
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 12 12,474
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 7 7,046
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(g)
.. 1 917
RHP Hotel Properties LP
(b)
7.25% , 07/15/28 .................. 46 48,134
4.50% , 02/15/29 .................. 16 15,481
6.50% , 04/01/32 .................. 43 44,437
RLJ Lodging Trust LP
(b)
3.75% , 07/01/26 .................. 11 10,757
4.00% , 09/15/29 .................. 8 7,364
Service Properties Trust
8.63% , 11/15/31
(b)
................. 86 93,521
8.88% , 06/15/32 .................. 30 28,657
281,977
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC
(b)
5.63% , 09/15/29 .................. 11 11,159
4.00% , 10/15/30 .................. 19 17,521
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 18 17,304
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(b)
8.13% , 07/01/27 .................. USD 29 $ 29,597
7.00% , 02/15/30 .................. 106 110,738
6.50% , 02/15/32 .................. 48 49,652
Carnival Corp.
(b)
5.75% , 03/01/27 .................. 4 4,051
4.00% , 08/01/28 .................. 11 10,590
6.00% , 05/01/29 .................. 62 62,818
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 168 181,283
Cedar Fair LP, 5.38%, 04/15/27 ......... 6 5,983
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 28 27,454
5.75% , 04/01/30 .................. 23 23,025
6.75% , 05/01/31 .................. 39 40,274
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 16 15,277
6.75% , 01/15/30 .................. 4 3,727
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 2 1,974
3.63% , 02/15/32
(b)
................. 3 2,710
5.88% , 03/15/33
(b)
................. 38 38,720
Life Time, Inc., 8.00%, 04/15/26
(b)
........ 19 19,177
Light & Wonder International, Inc.
(b)
7.00% , 05/15/28 .................. 11 11,096
7.25% , 11/15/29 .................. 14 14,485
7.50% , 09/01/31 .................. 22 23,075
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 8 8,371
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 19 19,129
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
23 22,372
MGM Resorts International, 6.13%, 09/15/29 . 27 27,336
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 11 10,551
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. 25 25,001
8.13% , 01/15/29 .................. 8 8,554
7.75% , 02/15/29 .................. 13 13,931
6.25% , 03/01/30 .................. 18 17,980
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 11 11,220
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 10 7,480
5.88% , 09/01/31 .................. 13 8,873
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 9 9,745
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 10 9,707
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 6 5,932
5.38% , 07/15/27 .................. 10 10,090
5.50% , 04/01/28 .................. 14 14,178
5.63% , 09/30/31 .................. 67 67,879
6.25% , 03/15/32 .................. 9 9,336
6.00% , 02/01/33 .................. 55 56,385
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 32 31,476
11.25% , 12/15/27 ................. 2 2,075
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 18 17,864
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 30 31,071
6.63% , 05/01/32 .................. 6 6,214
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 16 15,450
4.63% , 12/01/31 .................. 15 13,910
6.63% , 03/15/32 .................. 17 17,378

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 22 $ 22,988
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 16 15,989
7.00% , 02/15/29 .................. 3 3,038
9.13% , 07/15/31 .................. 54 59,051
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 8 7,974
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 9 8,682
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 49 48,412
7.13% , 02/15/31 .................. 33 35,604
6.25% , 03/15/33 .................. 11 11,143
1,434,059
Household Durables — 0.8%
(b)
Ashton Woods USA LLC, 4.63%, 04/01/30 .. 8 7,665
Beazer Homes USA, Inc., 7.50%, 03/15/31 .. 6 6,226
Brookfield Residential Properties, Inc.
5.00% , 06/15/29 .................. 17 16,293
4.88% , 02/15/30 .................. 15 14,121
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29 . 22 22,021
Dream Finders Homes, Inc., 8.25%, 08/15/28 . 8 8,454
Empire Communities Corp., 9.75%, 05/01/29 . 5 5,338
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29 ...................... 20 22,245
LGI Homes, Inc., 8.75%, 12/15/28 ........ 8 8,567
Mattamy Group Corp.
5.25% , 12/15/27 .................. 12 11,929
4.63% , 03/01/30 .................. 11 10,532
Meritage Homes Corp., 1.75%, 05/15/28
(g)
... 2 2,277
New Home Co., Inc. (The), 9.25%, 10/01/29 . 14 14,751
STL Holding Co. LLC, 8.75%, 02/15/29 .... 8 8,510
Taylor Morrison Communities, Inc., 5.13%,
08/01/30 ...................... 5 4,968
Tempur Sealy International, Inc.
4.00% , 04/15/29 .................. 2 1,865
3.88% , 10/15/31 .................. 4 3,566
169,328
Household Products — 0.2%
Central Garden & Pet Co.
4.13% , 10/15/30 .................. 10 9,297
4.13% , 04/30/31
(b)
................. 9 8,243
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 4 4,015
Spectrum Brands, Inc., 3.38%, 06/01/29
(b) (g)
.. 12 12,423
33,978
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(f)
........... 17 17,885
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 23 22,680
5.00% , 02/01/31 .................. 6 5,810
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 2 1,963
3.75% , 01/15/32 .................. 27 24,432
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 6 6,309
NextEra Energy Partners LP
(b)(g)
0.00% , 11/15/25
(h)
................. 51 47,634
2.50% , 06/15/26 .................. 12 11,279
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 9 9,808
TransAlta Corp., 7.75%, 11/15/29 ........ 3 3,169
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(b) (e) (f)
.................... USD 10 $ 10,475
161,444
Insurance — 6.5%
(b)
Acrisure LLC, 7.50%, 11/06/30 .......... 17 17,495
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 61 58,396
6.75% , 10/15/27 .................. 108 107,595
5.88% , 11/01/29 .................. 79 75,861
7.00% , 01/15/31 .................. 61 62,683
7.38% , 10/01/32 .................. 52 52,720
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 10 10,244
4.88% , 06/30/29 .................. 21 20,137
AssuredPartners, Inc., 7.50%, 02/15/32 .... 24 24,666
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31 ...................... 5 5,261
Howden UK Refinance plc
7.25% , 02/15/31 .................. 107 111,030
8.13% , 02/15/32 .................. 59 60,650
HUB International Ltd.
7.25% , 06/15/30 .................. 197 205,250
7.38% , 01/31/32 .................. 255 263,312
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 34 36,377
10.50% , 12/15/30 ................. 28 30,449
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 177 185,657
Ryan Specialty LLC
4.38% , 02/01/30 .................. 9 8,673
5.88% , 08/01/32 .................. 12 12,200
USI, Inc., 7.50%, 01/15/32 ............ 30 31,079
1,379,735
IT Services — 0.6%
Amentum Escrow Corp., 7.25%, 08/01/32
(b)
.. 17 17,742
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
36 37,981
Snowflake, Inc.
(b)(g)(h)
0.00% , 10/01/27 .................. 21 21,777
0.00% , 10/01/29 .................. 21 21,578
Twilio, Inc.
3.63% , 03/15/29 .................. 12 11,165
3.88% , 03/15/31 .................. 17 15,705
125,948
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. 2 1,844
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 10 10,065
11,909
Machinery — 2.0%
(b)
ATS Corp., 4.13%, 12/15/28 ........... 9 8,474
Chart Industries, Inc.
7.50% , 01/01/30 .................. 68 71,667
9.50% , 01/01/31 .................. 5 5,449
Esab Corp., 6.25%, 04/15/29 ........... 18 18,487
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28 ...................... 6 4,806
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ...................... 66 68,872
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 .. 8 8,200
Mueller Water Products, Inc., 4.00%, 06/15/29 3 2,862
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29 ...................... 10 9,594

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp.
5.00% , 05/15/29 .................. USD 10 $ 9,760
6.25% , 10/15/32 .................. 13 13,000
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 197,841
Wabash National Corp., 4.50%, 10/15/28 ... 17 15,574
434,586
Media — 5.1%
Cable One, Inc.
0.00% , 03/15/26
(g) (h)
................ 5 4,575
1.13% , 03/15/28
(g)
................. 23 18,506
4.00% , 11/15/30
(b)
................. 6 4,783
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 30 29,493
7.75% , 04/15/28 .................. 15 13,422
9.00% , 09/15/28 .................. 58 61,661
7.50% , 06/01/29 .................. 71 61,150
7.88% , 04/01/30 .................. 65 67,970
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 12 7,020
CSC Holdings LLC, 11.75%, 01/31/29
(b)
.... 200 193,318
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 67 65,783
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 46 42,510
5.75% , 12/01/28 .................. 20 17,474
DISH Network Corp., 11.75%, 11/15/27
(b)
... 75 78,715
GCI LLC, 4.75%, 10/15/28
(b)
........... 12 11,524
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 46 48,045
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 22 22,392
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 43 42,121
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 22 21,875
4.25% , 01/15/29 .................. 34 32,373
4.63% , 03/15/30 .................. 6 5,701
7.38% , 02/15/31 .................. 18 19,215
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 20 17,062
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 27 26,086
5.00% , 08/01/27 .................. 58 57,059
4.00% , 07/15/28 .................. 4 3,774
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 8 7,734
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 19 19,023
8.00% , 08/15/28 .................. 68 69,528
8.50% , 07/31/31 .................. 23 23,051
1,092,943
Metals & Mining — 2.6%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 30 32,192
11.50% , 10/01/31 ................. 53 59,902
ATI, Inc.
5.88% , 12/01/27 .................. 19 18,975
4.88% , 10/01/29 .................. 8 7,732
7.25% , 08/15/30 .................. 31 33,010
5.13% , 10/01/31 .................. 21 20,400
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 74 74,970
Carpenter Technology Corp., 7.63%, 03/15/30 21 21,988
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 18 17,898
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 34 32,883
4.50% , 06/01/31 .................. 45 41,171
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 5 5,324
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 44 44,869
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 63 60,793
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.75% , 01/30/30 .................. USD 39 $ 37,811
3.88% , 08/15/31 .................. 36 32,910
542,828
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(b)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. 8 7,803
4.75% , 06/15/29 .................. 4 3,907
7.00% , 07/15/31 .................. 14 14,843
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 16 16,777
6.00% , 04/15/30 .................. 5 5,002
48,332
Multi-Utilities — 0.2%
(f)
CenterPoint Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................ 14 14,437
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................ 7 7,271
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54 ..... 10 10,918
32,626
Oil, Gas & Consumable Fuels — 11.0%
Aethon United BR LP
(b)
8.25% , 02/15/26 .................. 32 32,378
7.50% , 10/01/29 .................. 22 22,292
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 .................. 17 16,821
6.63% , 02/01/32 .................. 19 19,665
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 13 15,541
8.25% , 12/31/28 .................. 39 39,954
5.88% , 06/30/29 .................. 30 29,637
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 9 9,328
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 14 14,554
7.25% , 07/15/32 .................. 11 11,544
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. 6 6,147
5.85% , 11/15/43 .................. 8 7,153
5.60% , 10/15/44 .................. 8 6,847
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 25 24,984
8.38% , 01/15/29 .................. 33 34,338
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 14 14,553
8.63% , 11/01/30 .................. 15 15,892
8.75% , 07/01/31 .................. 78 82,566
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
11 10,286
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 32 31,214
5.88% , 01/15/30 .................. 51 47,689
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 27 27,009
7.38% , 01/15/33 .................. 36 35,432
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 19 18,174
4.38% , 06/15/31 .................. 12 11,359
Enbridge, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ..................... 10 10,484

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ..................... USD 13 $ 13,483
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84 ..................... 13 14,540
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 14 14,724
Energy Transfer LP
(f)
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(e)
...................... 7 6,900
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 37 39,811
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ..................... 19 19,430
EQM Midstream Partners LP
(b)
4.50% , 01/15/29 .................. 3 2,935
6.38% , 04/01/29 .................. 22 22,715
7.50% , 06/01/30 .................. 4 4,393
4.75% , 01/15/31 .................. 11 10,651
Genesis Energy LP
7.75% , 02/01/28 .................. 9 9,113
8.25% , 01/15/29 .................. 20 20,709
8.88% , 04/15/30 .................. 8 8,410
7.88% , 05/15/32 .................. 25 25,453
Gulfport Energy Corp., 6.75%, 09/01/29
(b)
... 11 11,129
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 14 14,726
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 16 16,561
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 5 4,990
5.75% , 02/01/29 .................. 13 12,647
6.00% , 04/15/30 .................. 1 975
8.38% , 11/01/33 .................. 66 71,154
6.88% , 05/15/34 .................. 21 20,922
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 .................. 17 18,030
7.38% , 07/15/32 .................. 15 15,536
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 27 25,578
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
..... 3 3,020
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 17 17,290
6.50% , 04/15/32 .................. 19 18,973
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 11 10,862
Murphy Oil Corp., 5.88%, 12/01/42
(i)
...... 3 2,729
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 32 32,811
8.38% , 02/15/32 .................. 67 69,047
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 79 79,573
8.75% , 06/15/31 .................. 20 20,840
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 11 11,353
Parkland Corp., 6.63%, 08/15/32
(b)
....... 15 15,228
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 13 13,391
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 15 15,444
5.88% , 07/01/29 .................. 38 37,964
9.88% , 07/15/31 .................. 21 23,436
7.00% , 01/15/32 .................. 22 22,887
6.25% , 02/01/33 .................. 29 29,468
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 12 12,390
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... USD 2 $ 1,913
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 25 26,153
SM Energy Co.
6.75% , 09/15/26 .................. 8 7,996
7.00% , 08/01/32
(b)
................. 8 8,031
South Bow Canadian Infrastructure Holdings
Ltd.
(b)(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50% ,
03/01/55 ..................... 15 15,759
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63% ,
03/01/55 ..................... 7 7,255
Southwestern Energy Co., 5.38%, 02/01/29 .. 14 13,953
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 9 9,414
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 8 7,746
7.38% , 02/15/29 .................. 30 30,338
6.00% , 09/01/31 .................. 4 3,788
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 10 10,297
9.38% , 02/01/31 .................. 10 10,281
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 35 33,254
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. 48 45,361
3.88% , 11/01/33 .................. 18 16,144
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 136 153,205
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(e) (f)
..................... 213 215,903
8.38% , 06/01/31 .................. 79 83,418
9.88% , 02/01/32 .................. 79 87,784
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 7 6,997
Vital Energy, Inc.
9.75% , 10/15/30 .................. 22 23,508
7.88% , 04/15/32
(b)
................. 52 50,373
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 11 10,825
2,337,758
Passenger Airlines — 0.5%
(b)
American Airlines, Inc., 8.50%, 05/15/29 .... 29 30,770
United Airlines, Inc., 4.63%, 04/15/29 ...... 70 67,624
98,394
Personal Care Products — 0.1%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 9 9,351
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 18 18,139
27,490
Pharmaceuticals — 1.1%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 14 13,876
Bausch Health Cos., Inc.
(b)
6.13% , 02/01/27 .................. 18 16,257
5.75% , 08/15/27 .................. 3 2,549
11.00% , 09/30/28 ................. 52 48,490
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 14 13,931
3.13% , 02/15/29 .................. 45 44,203
3.50% , 04/01/30 .................. 14 13,771
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
24 25,717

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 60 $ 57,543
236,337
Professional Services — 0.7%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 89 83,998
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 35 34,852
KBR, Inc., 4.75%, 09/30/28 ............ 20 19,122
Science Applications International Corp., 4.88%,
04/01/28 ...................... 14 13,709
151,681
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 21 19,694
7.00% , 04/15/30
(b)
................. 11 10,218
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. 22 22,200
8.88% , 09/01/31 .................. 10 10,918
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. 18 16,788
4.38% , 02/01/31 .................. 11 10,083
89,901
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 11 10,705
Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 59 58,142
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (g)
.. 22 21,923
ON Semiconductor Corp., 0.50%, 03/01/29
(g)
. 9 9,099
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 9 8,525
97,689
Software — 6.4%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 196 188,275
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 34 36,025
Central Parent LLC, 8.00%, 06/15/29 ...... 41 42,643
Central Parent, Inc., 7.25%, 06/15/29 ...... 59 60,334
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 75 71,976
4.88% , 07/01/29 .................. 66 63,481
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 202 200,983
9.00% , 09/30/29 .................. 165 167,906
8.25% , 06/30/32 .................. 116 121,254
Elastic NV, 4.13%, 07/15/29 ........... 30 28,028
Fair Isaac Corp., 4.00%, 06/15/28 ........ 19 18,384
McAfee Corp., 7.38%, 02/15/30 ......... 41 39,990
SS&C Technologies, Inc.
5.50% , 09/30/27 .................. 54 53,976
6.50% , 06/01/32 .................. 43 44,454
UKG, Inc., 6.88%, 02/01/31 ............ 168 173,594
Veritas US, Inc., 7.50%, 09/01/25 ........ 27 25,330
ZoomInfo Technologies LLC, 3.88%, 02/01/29 31 28,656
1,365,289
Specialized REITs — 0.4%
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 35 36,481
5.25% , 07/15/30 .................. 2 1,974
SBA Communications Corp., 3.13%, 02/01/29 43 39,745
78,200
Specialty Retail — 1.9%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 9 8,761
4.75% , 03/01/30 .................. 2 1,914
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.00% , 02/15/32
(b)
................. USD 2 $ 1,897
Carvana Co.
(b)(j)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 23 24,445
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 53 60,219
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
11 11,630
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. 9 9,143
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 36 34,318
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
11 10,639
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 39 37,474
8.25% , 08/01/31 .................. 23 24,422
Staples, Inc., 10.75%, 09/01/29
(b)
........ 13 12,614
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 134 135,250
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (j)
............ 24 24,015
396,741
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 28 30,396
8.50% , 07/15/31 .................. 32 34,921
65,317
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc., 4.13%, 08/15/31 ........... 16 14,533
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 10 9,912
9.00% , 02/15/31 .................. 2 2,159
Levi Strauss & Co., 3.50%, 03/01/31 ...... 20 18,127
S&S Holdings LLC, 8.38%, 10/01/31 ...... 5 5,034
49,765
Trading Companies & Distributors — 1.6%
Air Lease Corp., Series D, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.56%), 6.00%
(e) (f)
................ 10 9,897
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
11 11,385
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
8 8,189
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 49 48,795
7.88% , 12/01/30 .................. 43 46,325
7.00% , 05/01/31 .................. 74 77,996
7.00% , 06/15/32 .................. 34 35,690
5.88% , 04/15/33 .................. 23 22,885
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 5 4,403
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 2 1,878
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
..... 15 15,536
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 15 14,637
United Rentals North America, Inc., 6.13%,
03/15/34
(b)
..................... 11 11,368
WESCO Distribution, Inc.
(b)
6.38% , 03/15/29 .................. 14 14,464
6.63% , 03/15/32 .................. 12 12,499
335,947
Total Corporate Bonds — 94 .8%
(Cost: $ 19,698,811 ) ............................... 20,181,287

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.85% - 11.25%
,
06/01/28
(f)
.... USD 4 $ 3,678
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 3,828 ) .................................. 3,678
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(k)
......................... 5,700 457,710
Total Investment Companies — 2 .2%
(Cost: $ 420,670 ) ................................. 457,710
Beneficial Interest
(000)
Other Interests
(l)
Capital Markets — 0.0%
(a)(c)
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 110 77
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 30 21
Total Other Interests — 0 .0%
(Cost: $ — ) ..................................... 98
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.2%
PNC Financial Services Group, Inc. (The)
(e)(f)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 20 20,360
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 17 17,263
37,623
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(e) (f)
.... USD 7 $ 6,851
Electric Utilities — 0.3%
(e)(f)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 10 9,901
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 19 18,565
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 29 32,711
61,177
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (e) (f)
...................... 39 39,811
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(e) (f)
.......... 30 29,928
Total Preferred Securities — 0 .8%
(Cost: $ 169,902 ) ................................. 175,390
Total Long-Term Investments — 98.3%
(Cost: $ 20,381,560 ) ............................... 20,917,084
Shares
Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(k) (m)
.................. 262,388 262,388
Total Short-Term Securities — 1 .2%
(Cost: $ 262,388 ) ................................. 262,388
Total Investments — 99 .5%
(Cost: $ 20,643,948 ) ............................... 21,179,472
Other Assets Less Liabilities — 0.5% .................... 100,222
Net Assets — 100.0% ...............................
$ 21,279,694
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Convertible security.
(h)
Zero-coupon bond.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Affiliate of the Fund.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 258,917 $ 3,471
(a)
$ — $ — $ — $ 262,388 262,388 $ 14,603 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 441,123 — — — 16,587 457,710 5,700 18,061 —
$ — $ 16,587 $ 720,098 $ 32,664 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 450,904 Barclays Bank plc 12/18/24 $ 243
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 200 $ 14,900 $ 14,700 $ 200
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 98,921 $ — $ — $ 98,921
Corporate Bonds ........................................ — 20,181,287 — 20,181,287
Floating Rate Loan Interests ................................. — 3,678 — 3,678
Investment Companies .................................... 457,710 — — 457,710
Other Interests .......................................... — 98 — 98
Preferred Securities ....................................... — 175,390 — 175,390
Short-Term Securities
Money Market Funds ...................................... 262,388 — — 262,388
$ 819,019 $ 20,360,453 $ — $ 21,179,472
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 200 $ — $ 200

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ 243 $ — $ 243
$ — $ 443 $ — $ 443
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)